Income tax expense - Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Gain on valuation of financial assets at FVTOCI	₩ 213,876	₩ 58,677
Gain on valuation of equity method investments	(3,766)	2,078
Gain on foreign currency translation of foreign operations	9,938	5,689
Gain on valuation of hedge accounting of the net investment in foreign operations	9,815
Remeasurements of the net defined benefit liability	(20,584)	74,790
Gain on derivatives designated as cash flow hedge	(86)	(843)
Total	₩ 209,193	₩ 140,391